Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/04

Check here if Amendment [x]; Amendment Number: ____

This Amendment (Check only one.): [x] is a restatement.
  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    __Bowman Financial Management Co., Inc.___
Address: __1330 F Smith Avenue__________________
         __Baltimore, MD. 21209____________________
         __________________________________________

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: ___Patricia Lacy__________________________
Title: __System Administrator___________________
Phone: __410-433-1900___________________________

Signature, Place, and Date of Signing:
_Patricia Lacy________Baltimore, Maryland__________12/14/05
 [Signature] 		  [City, State] 	     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting
manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number 		Name
28-____________ 			_____________________
[Repeat as necessary.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None
Form 13F Information Table Entry Total: 60
Form 13F Information Table Value Total: $86,097,829.07

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 			Name
____ 		28-____________ 				________

Form 13F INFORMATION TABLE
Name              CLASS	 CUSIP	   Value AMT  Inv.Desc. Other Man. Author.

CVS Corp. Delaware  CS  126650100  1,206,163.90   28,705  Y       N   Sole
Dollar General      CS  256669102    774,571.79   39,600  Y       N   Sole
Lowes Companies Inc CS  548661107  2,358,298.80   44,877  Y       N   Sole
Manpower            CS  56418H100    756,473.00   14,900  Y       N   Sole
Proctor & Gamble    CS  742718109  2,687,811.68   49,372  Y       N   Sole
Target Corp.        CS  87612E106  2,635,552.20   62,057  Y       N   Sole
Wal-Mart Stores Inc CS  931142103  3,090,364.24   58,574  Y       N   Sole
Walgreen            CS  931422109    771,273.00   21,300  Y       N   Sole
3M		    CS  604059105  1,208,294.24	  13,424  Y       N   Sole
American Tower Corp CS	029912201    182,400.00   12,000  Y	  N   Sole
ADP                 CS  053015103  1,287,810.00	  30,750  Y       N   Sole
Computer Science    CS	205363104    479,529.04	  10,328  Y       N   Sole
Convergys Corp      CS  212485106    263,340.00   17,100  Y       N   Sole
Emerson Electric    CS	291011104  3,399,223.12	  53,489  Y	  N   Sole
General Electric    CS	369604103  2,818,093.79	  86,978  Y	  N   Sole
Molex Inc. Class A  CS	608554200  1,601,452.27   58,704  Y	  N   Sole
Abbott Laboratories CS  002824100  2,175,809.56   53,381  Y       N   Sole
Amgen               CS  031162100  1,833,279.15   33,595  Y       N   Sole
Biomet Inc.         CS  0806131D0  2,277,767.97   51,255  Y       N   Sole
Bristol Myers       CS  110122108    367,500.00   15,000  Y       N   Sole
Cardinal Health     CS  14149Y108  3,389,174.45   48,382  Y       N   Sole
Caremark Rx, Inc.   CS  141705103  1,841,280.12   55,898  Y       N   Sole
Johnson & Johnson   CS  478160104  2,140,662.40   38,432  Y       N   Sole
Merck & Co.         CS  589331107    486,400.00   10,240  Y       N   Sole
Pfizer              CS  717081103    919,046.80   26,810  Y       N   Sole
Quest Diagnostics   CS  74834L100  2,765,988.06   32,560  Y       N   Sole
Atmel Corp          CS  049513104  2,872,384.00  485,200  Y       N   Sole
Cisco Systems       CS  17275R102  1,757,900.10   74,173  Y       N   Sole
Corning Inc.        CS  219350105    133,212.00   10,200  Y       N   Sole
Fiserv              CS  337738108  1,707,621.01   43,909  Y       N   Sole
HP / Compaq         CS  HPQ          614,521.67   29,124  Y       N   Sole
IBM                 CS  459200101  1,222,640.50   13,870  Y       N   Sole
Intel Corp.         CS  458140100    920,460.00   33,350  Y       N   Sole
Microsoft Corp      CS  594918100  1,063,974.24   37,254  Y       N   Sole
Oracle Systems      CS  68389X105  1,887,982.15  158,255  Y       N   Sole
Solectron           CS  834182107    357,144.00   55,200  Y       N   Sole
Sungard Data Sys    CS  867363103  1,640,002.00   63,077  Y       N   Sole
Sysco  Corp         CS  871829107    859,624.55   23,965  Y       N   Sole
AT&T Wireless Group CS  001957406    222,804.88   15,559  Y       N   Sole
Agilent Tech.       CS  00846U101  1,516,879.68   51,806  Y       N   Sole
Bellsouth Corp.     CS  079860102    613,023.60   23,380  Y       N   Sole
Comcast corp.       CS  200300200  1,921,020.97   69,577  Y       N   Sole
Verizon             CS  077853109  1,016,287.58   28,082  Y       N   Sole
Vodafone Airtouch   CS  92857T107  2,073,510.40   93,824  Y	  N   Sole
Dominion Resources  CS  257470104  1,047,317.24   16,603  Y	  N   Sole
Exxon/Mobil Corp    CS  30231g102  2,716,471.01   61,168  Y       N   Sole
Halliburton Co      CS  406216101  1,899,268.90   62,765  Y       N   Sole
Transocean Sedco    CS  G90078109    740,519.26   25,588  Y       N   Sole
American Intern.    CS  026874107  2,697,449.41   37,843  Y       N   Sole
Bank of America     CS  06605F102  2,060,916.82   23,355  Y       N   Sole
Citigroup           CS  172967101    811,051.16   17,442  Y       N   Sole
Federal Home Loan   CS  313400301  1,610,415.30   25,441  Y       N   Sole
Fannie Mae          CS  313586109  1,840,445.76   25,791  Y       N   Sole
First Data Corp     CS  319963104  1,052,675.40   23,645  Y       N   Sole
MBNA Corp           CS  55262L100    262,413.25   10,175  Y       N   Sole
Marshall & Ilsley   CS  571834100    440,466.12   11,268  Y       N   Sole
Wachovia Corp.      CS  929903102  2,016,339.50   45,311  Y       N   Sole
Wells Fargo         CS  949746101  1,830,043.71   31,977  Y       N   Sole
Duke-Weeks Realty   CS  264411505  1,008,377.00   31,700  Y       N   Sole
Aflac               CS  001055102    655,122.93   16,053  Y       N   Sole


Total Value: $86,097,829.07